SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19: SUBSEQUENT EVENTS

The Company has evaluated subsequent events from September 30, 2025 through the date this prospectus was issued, in accordance with ASC 855, Subsequent Events. No events were identified that require adjustment to the accompanying financial statements. All subsequent events identified are non-recognized subsequent events.

Convertible Debt Exchange

From October 1, 2025 through date of this filing, a total of $370,000 in outstanding convertible notes were exchanged for 2,503,201 shares of our common stock pursuant to the exemption from registration provided under Rule 144 and Section 3(a)(9) of the Securities Act of 1933, as amended.

Convertible Notes – Q4 2025

On October 6, 2025, the Company entered into one convertible note agreement in exchange for aggregate gross proceeds of $250,000 with one lender. The Q4 Convertible Note bears interest at a rate of 20.0% per annum and matures 210 days from the agreement date. The Q4 2025 Convertible Note is convertible any time before the maturity date at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lower of (i) $0.25 or (ii) the quotient obtained by dividing (x) the sum of the principal and accrued by unpaid interest by (y) 90.0% of the VWAP on the primary trading market of the Company’s common stock the three trading day period immediately preceding the measurement date. The number of shares issuable upon conversion is determined by dividing the sum of the outstanding principal and accrued interest by the conversion price.

On October 23, 2025, the Company entered into a funding agreement with an investment fund, pursuant to which we issued a convertible promissory note in the principal amount of $275,000. The note included a 10% original issue discount, resulting in net proceeds of $250,000, and carries a one-time interest charge of 10%. The note matures 12 months from issuance and provides monthly amortization payments beginning 180 days after the issue date, with the right to prepay without penalty on the schedule set forth in the note. After the 180-day period (or earlier upon an event of default), the holder may convert all or a portion of the outstanding balance into shares of our common stock at a conversion price equal to 75% of the lowest closing bid price during the 15 trading days immediately prior to the conversion date. In connection with the note, we delivered irrevocable instructions to our transfer agent to reserve a sufficient number of shares of our common stock (initially 5,723,214 shares, subject to increase) to ensure that adequate shares are available for any future conversions under the note. The proceeds are being used for working capital and general corporate purposes.

Business Loans and Line of Credit – Q4 2025

In October 2025, the Company entered into a new funding relationship with a lender, pursuant to which the Company received two separate unsecured loans totaling approximately $390,000. On October 1, 2025, the Company issued a promissory note in the principal amount of $230,160 with an original issue discount of $24,660 and a one-time interest charge of 12%, maturing on July 30, 2026. On October 7, 2025, we issued a second promissory note in the principal amount of $160,160 with an original issue discount of $17,160, also carrying a 12% one-time interest charge and maturing on August 15, 2026. Both loans are unsecured and permit early repayment without penalty. The funding provides the Company with additional working capital flexibility to support growth initiatives, including technology integration and acquisition-related activities.

On October 23, 2025, the Company entered into a Business Loan and Security Agreement with a lender, under which the Company received total funding of $250,000. The agreement provides for repayment through weekly remittances based on a fixed percentage of our receivables until the total specified payback amount is satisfied. The funding is unsecured and does not carry traditional interest; instead, repayment is structured as a sale of a portion of future receivables at a discount. The proceeds from this financing are being used for working capital and general corporate purposes, including operating cash flow management and near-term growth initiatives.

On October 27, 2025, the Company entered into a Business Line of Credit Agreement with a lender, providing the Company with borrowing capacity of up to $43,100. As of the filing date, the Company had drawn $42,000 under the line of credit. In accordance with the agreement, the outstanding balance will be repaid in twelve equal monthly installments.

On November 7, 2025, the Company entered into a Revenue Purchase and Sale of Future Receivable Agreements with two lenders, under which the Company received total funding of $210,000. The agreements provide for repayment through weekly remittances based on a fixed percentage of our receivables until the total specified payback amount is satisfied. The funding is unsecured and does not carry traditional interest; instead, repayment is structured as a sale of a portion of future receivables at a discount. The proceeds from these financings are being used for working capital and general corporate purposes, including operating cash flow management and near-term growth initiatives.

On November 13, 2025, the Company entered into a Sale of Future Receivable Agreements with a lender, under which the Company received total funding of $150,000. The agreement provides for repayment through weekly remittances based on a fixed percentage of our receivables until the total specified payback amount is satisfied. The funding is unsecured and does not carry traditional interest; instead, repayment is structured as a sale of a portion of future receivables at a discount. The proceeds from this financing are being used for working capital and general corporate purposes, including operating cash flow management and near-term growth initiatives.

Formation of Keen Labs

On October 27, 2025, we announced the formation of Keen Labs Operations, LLC (“Keen Labs”), a wholly owned subsidiary established to consolidate and expand our AI and technology operations. Keen Labs serves as our dedicated technology and innovation arm, housing all of our AI, industrial IoT, battery systems, and distributed energy platforms and products. The subsidiary provides a focused structure to accelerate product development, improve capital efficiency, and pursue both organic and acquisition-driven growth across the energy transition, logistics, and mobility sectors.

Keen Labs builds on the strong foundation of our existing technology operations, which have demonstrated substantial revenue and margin growth over the past several years. The subsidiary is expected to serve as the central platform for future technology development and strategic partnerships, enabling us to strengthen our leadership position in AI-powered electrification and the modern energy economy. As of the date of this filing, Keen Labs is a development-stage entity and there are no significant operations at the entity.

Acquisition of Amperics

On November 3, 2025, we entered into an Asset Purchase Agreement with Amperics Holdings LLC and its parent, Amperics Inc. (together, “Amperics”), pursuant to which we acquired substantially all assets used in Amperics’ nanotechnology-based energy-storage business and assumed certain specified liabilities (the “Acquisition”). We obtained control upon execution and closing of the Asset Purchase Agreement and the related Bill of Sale and Assignment and Assumption Agreement.

Consideration and ownership acquired - The consideration consisted of 2,700,000 shares of our common stock issued to the seller; no cash consideration was paid. Because the transaction was structured as an asset purchase, we did not acquire voting equity interests of an acquiree entity, and therefore a percentage ownership disclosure is not applicable.

Contingent consideration - The Asset Purchase Agreement does not provide for earn-outs or other contingent consideration. The only potential adjustment is a mechanical equitable adjustment for stock splits occurring between signing and closing.

Major classes of assets acquired - The acquired assets include (i) contracts designated as “Assumed Contracts,” (ii) specified Amperics intellectual property (including patents, inventions, know-how, software, technical documentation, and related IP rights), (iii) books and records (including data, designs, and customer and supplier information), and (iv) goodwill of the business.

Liabilities assumed/excluded - We assumed only (i) post-closing obligations under the Assumed Contracts and (ii) post-closing obligations relating to the Assigned Intellectual Property. All other liabilities, including pre-closing obligations, taxes, indebtedness, employee or benefit obligations, and other excluded liabilities remain with the sellers.

The acquired technology has been integrated into Keen Labs, our AI and technology subsidiary. We are evaluating the transaction under ASC 805, including the identification and measurement of identifiable intangible assets and goodwill, and expect to finalize the purchase accounting within the measurement period. Management is also assessing potential segment reporting changes, if any, arising from the Acquisition.

Acquisition of Geo Impex

On November 3, 2025, we entered into an Exchange and Acquisition Agreement pursuant to which (i) Geo Impex LLC agreed to transfer 100% of the membership interests of Global Impex LLC to us in exchange for newly issued shares of our common stock, and (ii) our wholly owned subsidiary, ConnectM India Pvt. Ltd., agreed to acquire additional shares of Geo Impex & Logistics Private Limited (“Geo Impex India”) from a third party in exchange for a promissory note. We obtained control at closing through the execution and consummation of this agreement and related transfer instruments. Through this strategic acquisition, ConnectM expands its presence in India’s fast-growing infrastructure sector and establishes a new business vertical under Keen Labs, the Company’s AI and technology subsidiary housing its connected-energy and IIoT platforms.

Consideration and ownership acquired - At closing, we issued 33,300,000 shares of our common stock to the seller of Global Impex LLC, and ConnectM India issued a promissory note with an initial principal amount of $788,900 to the selling shareholder of Geo Impex India. Following completion of these steps, we beneficially own approximately 86.22% of the voting equity interests of Geo Impex India and have the right to appoint a majority of its board and officers.

Contingent consideration - The agreement does not provide for earn-outs or other contingent consideration. The number of shares issued to acquire Global Impex LLC is subject only to equitable adjustment for stock splits occurring between signing and closing. The $788,900 note is fixed-principal and does not include price-protection or similar variable features.

Major classes of assets and liabilities - The principal asset underlying the acquisition is Geo Impex India’s landholding of approximately 76 acres near Chatrapur, Odisha, India (approximately 700 meters from the Chatrapur Railway Station and about 5 kilometers from Gopalpur Port), together with related entitlements and approvals for development of a multimodal logistics park and an AI-enabled data-center campus. The acquired asset base also includes associated permits, records and other rights customary for the operation and development of the site. We are evaluating the existence and measurement of any assumed or retained liabilities (including any loans or obligations at the target level) in connection with purchase accounting; the final classification of assumed versus excluded liabilities will be determined during the measurement period.

Significance and reporting - Based on a preliminary assessment under U.S. GAAP and Regulation S-X Rule 1-02(w), management expects this to be a significant acquisition due primarily to the size of the underlying land asset and related development rights. We are completing the investment, asset and income significance tests and, if required, will provide the financial statements and pro forma information pursuant to Rule 3-05 and Article 11 in the applicable SEC filings. Management is also assessing potential segment reporting changes, if any, arising from the acquisition.

Accounting - The transaction will be accounted for as a business combination under ASC 805. The initial allocation of purchase consideration to identifiable assets (including land and related rights) and liabilities is in process and will be finalized within the measurement period. Management is also assessing potential segment reporting changes, if any, arising from the acquisition.

Greentech Renewables Heat Pump Distribution Deal

On November 10, 2025, the Company announced it had entered into a distribution agreement with Greentech Renewables (“Greentech”), a U.S. distributor of solar and electrical products, for the sale and distribution of the Company’s Keen-branded high-efficiency heat pumps and related smart controls. The agreement is intended to expand the Company’s distribution reach across Greentech’s national contractor network and support broader adoption of the Company’s heat-pump technology developed by its subsidiary, Keen Labs.

Initial order - In connection with the agreement, Greentech placed an initial purchase order totaling approximately $1,700,000, covering indoor/outdoor hyper-heat units, multizone outdoor units, thermostats, and electric heat kits.

Expected impact and accounting - We expect this arrangement to contribute to future sales growth in our Home and Building Electrification segment beginning in 2026. We will evaluate the accounting implications under ASC 606 as product deliveries occur, including the timing of revenue recognition, variable consideration (if any), and principal-versus-agent considerations, and will recognize revenue upon transfer of control to Greentech under the contractual shipping terms.

SEPA Convertible Note

As of the date of this filing, we had not made certain scheduled payments under the SEPA Convertible Note and had not made all SEC filings on a timely basis, which constituted events of default under the note. However, Yorkville has not delivered a formal notice of default, and we remain in active discussions with Yorkville regarding a potential resolution and restructuring of the remaining obligations. On October 1, 2025, Yorkville elected to convert a portion of the outstanding balance under Note No. CNTM-1 into shares of our common stock, converting approximately $177,248 of principal and accrued interest into 1,249,983 shares, thereby reducing the outstanding principal balance under the SEPA Convertible Note. The note requires us to maintain a minimum cash balance equal to the lesser of (a) $2,000,000 and (b) the sum of the next three installment payments due under the note. As of September 30, 2025, the minimum cash balance required under the terms of the SEPA Convertible Note was approximately $2,499,000 We intend to continue working with Yorkville to align the payment and conversion schedule with our near-term liquidity and capital-raising plans.